Intangible and Tangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible And Tangible Assets
Schedule of Intangible and Tangible Assets

Consolidated statement of changes in non-current assets in 2018 in EUR thousands

Cost						Accumulated depreciation and amortization					Carrying amounts
1 Jan. 18	Currency translation	Additions	Transfers	Disposals	31 Dec. 18	1 Jan. 18	Currency translation	Additions	Disposals	31 Dec. 18	31 Dec. 18	1 Jan. 18

I.	Tangible assets
	Operating and business equipment	4,089	5	240	-	230	4,104	3,343	1	194	229	3,309	795	746
II.	Intangible assets
	1. Software and licenses	458	-	5	-	17	446	428	-	16	17	427	21	30
	2. Right-of-use assets	6,188	-	10	(9)	5,088	1,100	5,570	-	545	5,080	1,035	66	618
	3. Intangible assets under development	-	-	258	9	-	267	-	-	-	-	-	267	-
		6,646	-	273	-	5,105	1,814	5,998	-	561	5,097	1,462	352	648
		10,735	5	513	-	5,335	5,918	9,341	1	755	5,326	4,771	1,147	1,394

Consolidated statement of changes in non-current assets in 2017 in EUR thousands

		Cost						Accumulated depreciation and amortization					Carrying amounts
		1 Jan. 17	Currency Translation	Additions	Transfers	Disposals	31 Dec. 17	1 Jan. 17	Currency translation	Additions	Disposals	31 Dec. 17	31 Dec. 17	1 Jan. 17

I.	Tangible assets
	Operating and business equipment	3,834	(7)	278	-	16	4,089	3,189	(2)	167	11	3,343	746	645
II.	Intangible assets
	1. Software and licenses	444	(1)	15	-	-	458	304	-	124	-	428	30	140
	2. Right-of-use assets	6,089	-	99	-	-	6,188	4,977	-	593	-	5,570	618	1,112
		6,533	(1)	113	-	-	6,646	5,281	-	717	-	5,998	648	1,252
		10,367	(8)	392	-	16	10,735	8,470	(2)	884	11	9,341	1,394	1,897